=============================================================


                                [GRAPHIC OMITTED]







                       ATALANTA/SOSNOFF INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                               NOVERMBER 30, 2001
                                  (UNAUDITED)

                             ATALANTA/SOSNOFF FUND
                          ATALANTA/SOSNOFF FOCUS FUND
                          ATALANTA/SOSNOFF VALUE FUND
                         ATALANTA/SOSNOFF BALANCED FUND
                         ATALANTA/SOSNOFF MID CAP FUND








                                              [GRAPHIC OMITTED] 1986 Andy Warhol

Letter To Shareholders                                          January 17, 2002
================================================================================

Dear Shareholder:

For the six months ended November 30, 2001, the Atalanta/Sosnoff Fund returned -6.86% compared with the S&P 500 Index return of -8.66%. For the year ended December 31, 2001, the Atalanta/Sosnoff Fund returned -11.87% compared with -11.88% for the S&P 500 Index.

For the six months ended November 30, 2001, the Atalanta/Sosnoff Focus Fund returned -6.19% compared with the S&P 500 Index return of -8.66%. For the year ended December 31, 2001, the Atalanta/Sosnoff Focus Fund returned -12.57% compared with -11.88% for the S&P 500 Index.

For the six months ended November 30, 2001, the Atalanta/Sosnoff Value Fund returned -5.14% compared with the S&P 500 Index return of -8.66%. For the year ended December 31, 2001, the Atalanta/Sosnoff Value Fund returned -12.49% compared with -11.88% for the S&P 500 Index.

For the six months ended November 30, 2001, the Atalanta/Sosnoff Balanced Fund returned -2.32% compared with -1.76% for the Lehman Brothers Intermediate Government/Corporate Bond Index and -8.66% for the S&P 500 Index. For the year ended December 31, 2001, the Atalanta/Sosnoff Balanced Fund returned -6.47% compared with -2.73% for the Lehman Brothers Intermediate Government/Corporate Bond Index and -11.88% for the S&P 500 Index.

For the period from the initial public offering of shares, July 2, 2001, through November 30, 2001, the Atalanta/Sosnoff Mid Cap Fund returned 6.20% compared with the S&P 400 Mid Cap Index return of -5.86%. For the period from the initial public offering of shares, July 2, 2001, through December 31, 2001, the Atalanta/Sosnoff Mid Cap Fund returned 9.26% compared with -1.00% for the S&P 400 Mid Cap Index.

Performance of the Funds for the fourth quarter easily exceeded market and benchmark comparisons. Our equity risk tolerance for this past quarter and for most of the year was substantially below 100 percent. It reflects our cautious point of view that discounting the next economic recovery is somewhat out of hand on Wall Street. Earlier in 2001, we felt the economy was in recession. It took until November, 2001 for recession to be formally recognized by the Administration, the majority of economists, and the public.

The tragedy of September 11th actually deflected the objective of Osama Bin Laden to destabilize our country. The law of unforeseen circumstances has prevailed. Not only did it bring forth a surge of patriotism that has united the country in the foreign policy sector, but it has pushed together the heads of Republicans and Democrats who had outdone each other in efforts to preserve the budget surplus at a time when the country was in recession. The arguments today center on line items of tax rebates and fiscal spending, but both parties agree that the stimulus package could easily reach an additional $100 billion.

Tax relief, fiscal stimulus and the consumer dividend from declining energy prices add up to almost $300 billion, or about 3 percent of GDP. Even academic economists who are business cycle specialists haven't advocated a stimulus package much more than $400 billion. So the country is getting the stimulus package it needs. A normalized economy is approachable during the second half of 2002.

================================================================================
While it's premature to expect a V-shaped economic recovery early in 2002, quarterly GDP numbers should turn positive by the spring. Operating earnings for the S&P 500 Index will begin to recover in the second quarter of 2002. We are projecting S&P 500 earnings of approximately $50 a share, which includes about a $2.50 benefit from the elimination of goodwill amortization for corporate America. This is an optimistic forecast. It assumes some recovery in consumer spending and no further decline in capital spending.

The role of the Federal Reserve Board (the Fed) in cushioning the decline in economic activity is unprecedented. Short term interest rates, now 1.75 percent, haven't been this low in recent economic history, some 40 years. Money market funds after fees, for example, are returning next to nothing. The Fed considers trend line growth for the economy above 3 percent, so we do not expect any reversal in the Fed Funds rate until late in 2002.

Since the yield curve is already quite steep because of the decline in money market rates, we expect long term rates to ease. This will be a function of low energy prices and an inflation rate between zero and one percent. Fixed income strategy, where applicable, remains aggressive with bond duration somewhat above the benchmark comparison.

Our portfolio posture for equities as yet perseveres with its barbell construct. On one end are the stable growers impervious to the business cycle. This embraces health care, insurance, reinsurance, tobacco and the mortgage intermediaries, Fannie Mae and Freddie Mac. On the opposite end of the barbell are the early recovery plays which include retailing, technology, media and cellular communications. We have increased technology to approximate its sector weighting, with good results to date.

Despite all the favorable macro events - the Afghanistan initiative, a still proactive Fed, swooning energy quotes and quiescent inflation - we remain concerned with the valuation level of the stock market. Many technology stocks have already discounted a bountiful 2003. In the context of our projection of 10-year treasury yields near 5 percent and normalized earnings for the S&P 500 Index of $50 a share, the market seems to us somewhat pricey. After all, the rest of the world looks as if it's drifting into recession and Japan is going nowhere. The equity risk premium may slide higher in a world still subjected to terrorism. The economy has endured an enormous capital goods bubble and the consumer sector is loaded with high debt service accumulated over the past 10 years. It will take some time to work off these excesses.

Our biggest fear is that the economy recovers too slowly to ignite the equity market into discounting a solid 2003 earnings scenario. Over the next three months, the vital signs of housing, autos and general merchandise retailing will either confirm or disabuse us of this point of view.

We hope to outperform with continued good stock selection, but for now will conserve some buying power.

With all good wishes for the New Year,

Martin T. Sosnoff

ATALANTA/SOSNOFF FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of November 30, 2001)

                               [GRAPHIC OMITTED]

                                                   Atalanta/
                                                    Sosnoff      S&P 500
                                                     Fund         Index
                                                     ----        -------
Technology                                           24.7%         18.9%
Consumer Staples                                     18.2%         12.9%
Financial                                            15.6%         17.6%
Health Care                                          15.5%         14.4%
Consumer Cyclicals                                   11.3%          9.3%
Communications                                        6.3%          5.4%
Transportation                                        0.9%          0.8%
Capital Goods                                         0.0%          8.7%
Energy                                                0.0%          6.1%
Utilities                                             0.0%          3.1%
Basic Materials                                       0.0%          2.8%
Cash & Equivalents                                    7.5%          0.0%


TOP TEN HOLDINGS (as of November 30, 2001)
                                                                          % of
     Stock                                     Sector                  Portfolio
     ---------------------------------------------------------------------------
     Microsoft Corporation                     Technology                  5.7%
     Citigroup, Inc.                           Financial                   5.0%
     AOL Time Warner, Inc.                     Consumer Staples            4.7%
     Ace LTD                                   Financial                   4.3%
     Taiwan Semiconducter - ADR                Technology                  4.3%
     First Data Corporation                    Technology                  3.9%
     Lowes Companies, Inc.                     Consumer Cyclicals          3.8%
     Oxford Health Plans, Inc.                 Healthcare                  3.7%
     Viacom, Inc. - Class B                    Consumer Staples            3.7%
     Nokia Corporation - ADR                   Technology                  3.6%
                                                                         ------
                                                             TOTAL:       42.7%

COMPARATIVE PERFORMANCE

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                        ------------------------------------------------------
                                        SINCE INCEPTION*       YEAR ENDED     SINCE INCEPTION*
                                        TO NOVEMBER 30,        DECEMBER 31,   TO DECEMBER 31,
                                              2001                2001              2001
                                        ------------------------------------------------------
Atalanta/Sosnoff Fund                         10.1%             ( 11.9%)           10.6%
Morningstar Large Cap Blend Category            n/a             ( 13.6%)             n/a
Lipper Large-Cap Core Index                     n/a             ( 12.8%)             n/a
S&P 500 Index                                  2.7%             ( 11.9%)            2.8%
 *Inception June 17, 1998

ATALANTA/SOSNOFF FOCUS FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of November 30, 2001)

                               [GRAPHIC OMITTED]

                                                          Atalanta/
                                                           Sosnoff      S&P 500
                                                         Focus Fund      Index
                                                         ----------     -------
Technology                                                   28.8%        18.9%
Financial                                                    19.0%        17.6%
Health Care                                                  16.1%        14.4%
Consumer Staples                                             15.0%        12.9%
Consumer Cyclicals                                           12.3%         9.3%
Communications                                                4.0%         5.4%
Capital Goods                                                 0.0%         8.7%
Energy                                                        0.0%         6.1%
Utilities                                                     0.0%         3.1%
Basic Materials                                               0.0%         2.8%
Transportation                                                0.0%         0.8%
Cash & Equivalents                                            4.8%         0.0%


TOP TEN HOLDINGS (as of November 30, 2001)
                                                                         % of
     Stock                                     Sector                  Portfolio
     ===========================================================================
     Taiwan Semiconducter - ADR                Technology                  6.5%
     RenaissanceRe Holdings LTD                Financial                   6.2%
     Microsoft Corporation                     Technology                  6.0%
     Citigroup, Inc.                           Financial                   5.3%
     AOL Time Warner, Inc.                     Consumer Staples            4.9%
     Ace LTD                                   Financial                   4.6%
     First Data Corporation                    Technology                  4.3%
     Nokia Corporation - ADR                   Technology                  4.1%
     Lowes Companies, Inc.                     Consumer Cyclicals          3.9%
     Johnson & Johnson                         Healthcare                  3.9%
                                                                          ----
                                                             TOTAL:       49.7%

COMPARATIVE PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                        ------------------------------------------------------
                                        SINCE INCEPTION*       YEAR ENDED     SINCE INCEPTION*
                                        TO NOVEMBER 30,        DECEMBER 31,   TO DECEMBER 31,
                                              2001                2001              2001
                                        ------------------------------------------------------
Atalanta/Sosnoff Focus Fund                   7.1%              ( 12.6%)           7.6%
Lipper Large-Cap Core Index                    n/a              ( 12.8%)            n/a
S&P 500 Index                               ( 6.3%)             ( 11.9%)         ( 5.7%)
         *Inception July 1, 1999

ATALANTA/SOSNOFF VALUE FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of November 30, 2001)


                               [GRAPHIC OMITTED]

                                                          Atalanta/
                                                           Sosnoff     S&P 500
                                                         Value Fund     Index
                                                         ----------    -------
Technology                                                  25.3%        18.9%
Consumer Staples                                            18.1%        12.9%
Financial                                                   17.4%        17.6%
Health Care                                                 15.3%        14.4%
Consumer Cyclicals                                           6.7%         9.3%
Communications                                               6.0%         5.4%
Capital Goods                                                2.1%         8.7%
Energy                                                       0.0%         6.1%
Utilities                                                    0.0%         3.1%
Basic Materials                                              0.0%         2.8%
Transportation                                               0.0%         0.8%
Cash & Equivalents                                           9.1%         0.0%


TOP TEN HOLDINGS (as of November 30, 2001)
                                                                          % of
     Stock                                     Sector                  Portfolio
     ===========================================================================
     RenaissanceRe Holdings LTD                Financial                   6.1%
     Microsoft Corporation                     Technology                  6.1%
     Taiwan Semiconducter - ADR                Technology                  5.7%
     AOL Time Warner, Inc.                     Consumer Staples            5.0%
     Ace LTD                                   Financial                   4.2%
     First Data Corporation                    Technology                  4.2%
     International Business Machines
      Corporation                              Technology                  3.8%
     Anheuser-Busch Companies, Inc.            Consumer Staples            3.6%
     Viacom, Inc. - Class B                    Consumer Staples            3.4%
     Wellpoint Health Networks, Inc.           Healthcare                  3.4%
                                                                          =====
                                                             TOTAL:       45.5%

COMPARATIVE PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                        ------------------------------------------------------
                                        SINCE INCEPTION*       YEAR ENDED     SINCE INCEPTION*
                                        TO NOVEMBER 30,        DECEMBER 31,   TO DECEMBER 31,
                                              2001                2001              2001
                                        ------------------------------------------------------
Atalanta/Sosnoff Value Fund                    6.6%             ( 12.5%)            7.2%
Lipper Large-Cap Value Index                    n/a              ( 8.6%)             n/a
S&P 500 Index                                ( 6.3%)            ( 11.9%)          ( 5.7%)
     *Inception July 1, 1999

ATALANTA/SOSNOFF BALANCED FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of November 30, 2001)


                               [GRAPHIC OMITTED]

                                                           Atalanta/
                                                            Sosnoff    S&P 500
                                                         Balanced Fund  Index
                                                         ------------- -------
Technology                                                  21.9%        18.9%
Consumer Staples                                            13.9%        12.9%
Financial                                                   12.6%        17.6%
Health Care                                                 12.3%        14.4%
Consumer Cyclicals                                           9.9%         9.3%
Communications                                               5.2%         5.4%
Capital Goods                                                0.0%         8.7%
Energy                                                       0.0%         6.1%
Utilities                                                    0.0%         3.1%
Basic Materials                                              0.0%         2.8%
Transportation                                               0.0%         0.8%
Cash & Equivalents                                           5.1%         0.0%
Fixed Income                                                19.1%         0.0%


TOP TEN EQUITY HOLDINGS (as of November 30, 2001)
                                                                          % of
     Stock                                     Sector                  Portfolio
     ===========================================================================
     Microsoft Corporation                     Technology                  6.1%
     Taiwan Semiconducter - ADR                Technology                  5.3%
     AOL Time Warner, Inc.                     Consumer Staples            4.5%
     First Data Corporation                    Technology                  3.6%
     Viacom, Inc. - Class B                    Consumer Staples            3.4%
     Wellpoint Health Networks, Inc.           Healthcare                  3.4%
     Lowes Companies, Inc.                     Consumer Cyclicals          3.4%
     Ace LTD                                   Financial                   3.1%
     Nokia Corporation - ADR                   Technology                  3.0%
     Citigroup, Inc.                           Financial                   3.0%
                                                                          =====
                                                             TOTAL:       38.8%

COMPARATIVE PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                        ------------------------------------------------------
                                        SINCE INCEPTION*       YEAR ENDED     SINCE INCEPTION*
                                        TO NOVEMBER 30,        DECEMBER 31,   TO DECEMBER 31,
                                              2001                2001              2001
                                        ------------------------------------------------------
Atalanta/Sosnoff Balanced Fund                 5.4%             ( 6.5%)             5.8%
Lehman Brothers Intermediate
  Government/Credit Bond Index                10.3%              13.4%              9.7%
S&P 500 Index                                ( 6.3%)           ( 11.9%)           ( 5.7%)
65/35 Composite Blend                        ( 0.2%)            ( 2.7%)           ( 0.1%)
         *Inception July 1, 1999

ATALANTA/SOSNOFF MID CAP FUND
PORTFOLIO CHARACTERISTICS (UNAUDITED)
================================================================================
SECTOR CONCENTRATION VS. THE S&P 500 INDEX (as of November 30, 2001)

                               [GRAPHIC OMITTED]

                                                           Atalanta/
                                                            Sosnoff
                                                            Mid Cap     S&P 500
                                                             Fund        Index
                                                             ----       -------
Technology                                                  20.4%        18.9%
Financial                                                   14.7%        17.6%
Health Care                                                 13.9%        14.4%
Consumer Cyclicals                                          11.2%         9.3%
Communications                                               5.2%         5.4%
Transportation                                               3.9%         0.8%
Consumer Staples                                             3.3%        12.9%
Capital Goods                                                0.0%         8.7%
Energy                                                       0.0%         6.1%
Utilities                                                    0.0%         3.1%
Basic Materials                                              0.0%         2.8%
Cash & Equivalents                                          27.4%         0.0%


TOP TEN EQUITY HOLDINGS (as of November 30, 2001)
                                                                         % of
     Stock                                     Sector                  Portfolio
     ===========================================================================
     Taiwan Semiconducter - ADR                Technology                  8.7%
     RenaissanceRe Holdings LTD                Financial                   6.7%
     Oxford Health Plans, Inc.                 Heathcare                   4.8%
     Ace LTD                                   Financial                   4.1%
     Universal Health Services, Inc.- Class B  Heathcare                   3.8%
     Nextel Communications, Inc.               Communication Services      3.5%
     Anchor Gaming                             Consumer Staples            3.3%
     Outback Steakhouse, Inc.                  Consumer Staples            3.2%
     Anthem, Inc.                              Healthcare                  3.2%
     Cadence Design Systems, Inc.              Technology                  3.1%
                                                                          =====
                                                             TOTAL:       44.4%

Comparative Performance
                                             AVERAGE ANNUAL TOTAL RETURNS
                                        ----------------------------------------
                                        SINCE INCEPTION*       SINCE INCEPTION*
                                        TO NOVEMBER 30,        TO DECEMBER 31,
                                              2001                   2001
                                        ----------------------------------------
Atalanta/Sosnoff Mid Cap Fund                 6.2%                9.3%
S&P 400 Mid Cap Index                       ( 5.9%)             ( 1.0%)
         *Inception July 2, 2001

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)
==========================================================================================================================
                                                                ATALANTA/       ATALANTA/       ATALANTA/       ATALANTA/
                                                 ATALANTA/       SOSNOFF         SOSNOFF         SOSNOFF         SOSNOFF
                                                  SOSNOFF         FOCUS           VALUE          BALANCED        MID CAP
                                                   FUND            FUND           FUND             FUND           FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ........................ $  16,496,528    $  2,300,489    $  2,266,563    $  2,218,395    $  2,021,988
                                             =============    ============    ============    ============    ============
  At market value (Note 1) ................. $  18,259,252    $  2,550,560    $  2,422,438    $  2,427,814    $  2,204,807
Interest and dividends receivable ..........        12,549           1,672           1,763           8,297             818
Receivable for securities sold .............          --           139,948          31,193          35,853            --
Receivable from Adviser (Note 3) ...........          --             8,153           8,053           7,980           6,579
Organization costs, net (Note 1) ...........        17,292            --              --              --              --
Other assets ...............................         6,517           3,581           3,072           3,104           5,492
                                                     -----           -----           -----           -----           -----
    TOTAL ASSETS ...........................    18,295,610       2,703,914       2,466,519       2,483,048       2,217,696
                                                ==========       =========       =========       =========       =========

LIABILITIES
Payable for securities purchased ...........          --            43,940          39,546            --            65,940
Payable to Adviser (Note 3)  ...............         8,472            --              --              --              --
Payable to other affiliates (Note 3) .......         7,550           3,600           3,500           3,500           3,500
Other accrued expenses and liabilities .....         2,809             750             750             750           1,000
                                                     -----             ---             ---             ---           -----
    TOTAL LIABILITIES ......................        18,831          48,290          43,796           4,250          70,440
                                                    ------          ------          ------           -----          ------

NET ASSETS ................................. $  18,276,779    $  2,655,624    $  2,422,723    $  2,478,798    $  2,147,256
                                             =============    ============    ============    ============    ============

Net assets consist of:
Paid-in capital ............................ $  18,443,617    $  2,687,940    $  2,367,142    $  2,468,195    $  2,023,712
Accumulated net investment
  income (loss) ............................       (27,663)         (4,105)         (4,105)          2,079           2,804
Accumulated net realized losses
  from security transactions ...............    (1,901,899)       (278,282)        (96,189)       (200,895)        (62,079)
Net unrealized appreciation
  on investments ...........................     1,762,724         250,071         155,875         209,419         182,819
                                                 ---------         -------         -------         -------         -------
Net assets ................................. $  18,276,779    $  2,655,624    $  2,422,723    $  2,478,798    $  2,147,256
                                             =============    ============    ============    ============    ============

Shares of beneficial interest outstanding
(unlimited number of shares authorized,
 no par value) .............................     1,583,340         257,524         226,169         244,698         202,274
                                                 =========         =======         =======         =======         =======

Net asset value, offering price and
 redemption price per share (Note 1) $ .....         11.54    $      10.31    $      10.71    $      10.13    $      10.62
                                                     =====    ============    ============    ============    ============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001(a)
(UNAUDITED)
==========================================================================================================================
                                                                ATALANTA/       ATALANTA/       ATALANTA/       ATALANTA/
                                                 ATALANTA/       SOSNOFF         SOSNOFF         SOSNOFF         SOSNOFF
                                                  SOSNOFF         FOCUS           VALUE          BALANCED        MID CAP
                                                   FUND            FUND           FUND             FUND           FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest .................................   $     16,122    $        707    $      1,070    $     18,559        $  2,908
  Dividends ................................         91,092          14,684          13,391           9,320          12,104
                                               ------------    ------------    ------------    ------------    ------------
    TOTAL INVESTMENT INCOME ................        107,214          15,391          14,461          27,879          15,012
                                               ------------    ------------    ------------    ------------    ------------
EXPENSES
  Investment advisory fees (Note 3) ........         67,438           9,748           9,283           8,825           6,104
  Professional fees ........................         28,530          11,653          11,745          11,162             942
  Accounting services fees (Note 3) ........         12,231          12,081          12,081          12,081          10,000
  Administration fees (Note 3) .............         21,050           4,266           3,981           3,977           2,271
  Transfer agent fees (Note 3) .............          8,988           6,915           6,915           6,915           5,000
  Postage and supplies .....................          7,021           3,437           3,267           3,279           1,618
  Trustees' fees and expenses ..............          3,000           3,000           3,000           3,000           3,000
  Service plan expense (Note 3) ............          8,366           2,327           2,136           2,113              13
  Printing of shareholder reports ..........          9,586           1,730           1,351           1,199             155
  Custodian fees ...........................          5,331           1,600           2,506           1,152           1,452
  Registration fees ........................          2,702           2,526           2,586           2,302           1,203
  Organization expense (Note 1) ............          5,764            --              --              --              --
  Insurance expense ........................          3,184             438             348             390            --
  Other expenses ...........................          1,216             984             284           1,672             627
                                               ------------    ------------    ------------    ------------    ------------
     TOTAL EXPENSES ........................        184,407          60,705          59,483          58,067          32,385
  Fees waived and/or expenses reimbursed
   by the Adviser (Note 3) .................        (49,530)        (41,209)        (40,917)        (40,416)        (20,177)
                                               ------------    ------------    ------------    ------------    ------------
    NET EXPENSES ...........................        134,877          19,496          18,566          17,651          12,208
                                               ------------    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ...............        (27,663)         (4,105)         (4,105)         10,228           2,804
                                               ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Net realized losses from
     security transactions .................       (562,464)        (73,589)       (151,944)        (31,464)        (62,079)
  Net change in unrealized appreciation/
     depreciation on investments ...........       (848,261)       (103,093)          9,832         (32,600)        182,819
                                               ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS ............     (1,410,725)       (176,682)       (142,112)        (64,064)        120,740
                                               ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS ...............   $ ( 1,438,388)  $   (180,787)   $ ( 146,217)     $ ( 53,836)    $    123,544
                                               ============    ============    ============    ============    ============

(a) Except for the  Atalanta/Sosnoff  Mid Cap Fund,  which represents the period from the initial public offering of shares, July 2, 2001, through November 30, 2001.

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                          ATALANTA/                     ATALANTA/
                                                           SOSNOFF                       SOSNOFF
                                                             FUND                        FOCUS FUND
                                                -------------------------------------------------------------
                                                 SIX MONTHS                     SIX MONTHS
                                                    ENDED         YEAR            ENDED           YEAR
                                                NOVEMBER 30,      ENDED          NOVEMBER 30,     ENDED
                                                    2001          MAY 31,          2001           MAY 31,
                                                (UNAUDITED)        2001          (UNAUDITED)       2001
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss .....................    $ ( 27,663)     $ ( 72,382)      $ ( 4,105)     $ ( 13,354)
  Net realized losses from security
    transactions ..........................       (562,464)     (1,303,802)        (73,589)       (199,250)
  Net change in unrealized appreciation/
    depreciation on investments ...........       (848,261)      1,262,429        (103,093)        286,751
                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  from operations .........................     (1,438,388)       (113,755)       (180,787)         74,147
                                              ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains .................           --        (3,534,766)           --          (383,922)
                                              ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ...............        944,312       3,085,449           2,100         309,167
  Net asset value of shares issued
   in reinvestment of distributions
    to shareholders .......................           --         3,533,517            --           383,922
  Payments for shares redeemed ............     (1,295,541)     (1,389,455)       (108,721)        (38,319)
                                              ------------    ------------    ------------    ------------
Net increase (decrease)in net assets
 from capital share transactions ..........       (351,229)      5,229,511        (106,621)        654,770
                                              ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS ...........................     (1,789,617)      1,580,990        (287,408)        344,995

NET ASSETS:
  Beginning of period .....................     20,066,396      18,485,406       2,943,032       2,598,037
                                              ------------    ------------    ------------    ------------
  End of period ...........................   $ 18,276,779    $ 20,066,396    $  2,655,624    $  2,943,032
                                              ============    ============    ============    ============
CAPITAL SHARE ACTIVITY:
  Shares sold .............................         80,943         207,357             211          23,128
  Shares reinvested .......................           --           277,356            --            33,856
  Shares redeemed .........................       (117,762)       (102,326)        (10,369)         (2,999)
                                              ------------    ------------    ------------    ------------
  Net increase (decrease) in
   shares outstanding .....................        (36,819)        382,387         (10,158)         53,985
  Shares outstanding, beginning
    of period .............................      1,620,159       1,237,772         267,682         213,697
                                              ------------    ------------    ------------    ------------
  Shares outstanding, end of period .......      1,583,340       1,620,159         257,524         267,682
                                              ============    ============    ============    ============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                             ATALANTA/                     ATALANTA/               ATALANTA/
                                                              SOSNOFF                       SOSNOFF                 SOSNOFF
                                                            VALUE FUND                   BALANCED FUND             MID CAP FUND
                                                -----------------------------------------------------------------------------------
                                                    SIX MONTHS                     SIX MONTHS                         PERIOD
                                                       ENDED         YEAR            ENDED           YEAR             ENDED
                                                   NOVEMBER 30,      ENDED          NOVEMBER 30,     ENDED         NOVEMBER 30,
                                                       2001          MAY 31,          2001           MAY 31,         2001(a)
                                                   (UNAUDITED)        2001         (UNAUDITED)       2001          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income (loss) .............    $    (4,105)      $   9,150     $    10,228    $     23,580    $      2,804
  Net realized gains (losses) from
    security transactions ..................       (151,944)        420,805         (31,464)       (166,068)        (62,079)
Net change in unrealized appreciation/
  depreciation on investments ..............          9,832        (131,962)        (32,600)        209,340         182,819
                                                      -----        --------         -------         -------         -------
Net increase (decrease) in net assets
  from operations ..........................       (146,217)        297,993         (53,836)         66,852         123,544
                                                   --------         -------         -------          ------         -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............           --            (9,150)        (10,826)        (22,428)           --
  From net realized gains ..................           --          (229,130)           --          (231,438)           --
                                                   --------        --------         -------        --------         -------
Decrease in net assets from distributions
  to shareholders ..........................           --          (238,280)        (10,826)       (253,866)           --
                                                   --------        --------         -------        --------         -------
FROM CAPITAL SHARE
TRANSACTIONS:
  Proceeds from shares sold ................          2,000         606,356         106,982          35,597       2,023,712
  Net asset value of shares issued in
    reinvestment of distributions to
     shareholders ..........................           --           238,280          10,826         253,866            --
  Payments for shares redeemed .............       (469,222)         (5,000)        (19,179)        (20,040)           --
                                                   --------        --------         -------        --------         -------
Net increase (decrease) in net assets
  from capital share transactions ..........       (467,222)        839,636          98,629         269,423       2,023,712
                                                   --------        --------         -------        --------         -------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS ............................       (613,439)        899,349          33,967          82,409       2,147,256

NET ASSETS:
  Beginning of period ......................      3,036,162       2,136,813       2,444,831       2,362,422            --
                                                   --------        --------         -------        --------         -------
  End of period .............................$    2,422,723    $  3,036,162    $  2,478,798    $  2,444,831    $  2,147,256
                                                  =========       =========       =========       =========       =========
CAPITAL SHARE ACTIVITY:
  Shares sold ..............................            185          49,384          11,052           3,185         202,274
  Shares reinvested ........................           --            20,093           1,141          23,753            --
  Shares redeemed ..........................        (43,047)           (446)         (2,083)         (1,978)           --
                                                   --------        --------         -------        --------         -------
  Net increase (decrease) in shares
    outstanding ............................        (42,862)         69,031          10,110          24,960         202,274
  Shares outstanding, beginning of period ..        269,031         200,000         234,588         209,628            --
                                                   --------        --------         -------        --------         -------
   Shares outstanding, end of period .......        226,169         269,031         244,698         234,588         202,274
                                                  =========       =========       =========       =========       =========

(a)  Represents the period from the initial public  offering of shares,  July 2, 2001, through November 30, 2001.

See accompanying notes to financial statements.


ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================
                                                    SIX MONTHS
                                                       ENDED           YEAR            YEAR          PERIOD
                                                    NOVEMBER 30,       ENDED           ENDED          ENDED
                                                        2001          MAY 31,         MAY 31,        MAY 31,
                                                    (UNAUDITED)        2001            2000           1999(a)
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ......   $      12.39    $      14.93    $      12.34    $      10.00
                                                ------------    ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment loss .......................         (0.02)          (0.04)          (0.12)          (0.05)
  Net realized and unrealized gains
   (losses)on investments ...................         (0.83)           0.17             2.71            2.39
                                                ------------    ------------    ------------    ------------
Total from investment operations ............         (0.85)           0.13             2.59            2.34
                                                ------------    ------------    ------------    ------------
Less distributions:
  From net realized gains ...................           --            (2.67)             --              --
                                                ------------    ------------    ------------    ------------
Net asset value at end of period ............   $      11.54    $      12.39    $      14.93    $      12.34
                                                ============    ============    ============    ============
Total return ................................        (6.86%)(b)        0.37%          20.99%          23.40%(b)
                                                ============    ============    ============    ============
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) .........   $     18,277    $     20,066    $     18,485    $     13,480
                                                ============    ============    ============    ============
Ratio of net expenses to average
net assets(c) ...............................         1.50% (d)        1.50%           1.50%           1.50%(d)

Ratio of net investment loss to
average net assets ..........................        (0.31%)(d)      (0.36%)         (0.88%)        ( 0.60%)(d)

Portfolio turnover rate .....................          105% (d)         141%            143%            124%(d)

(a) Represents the period from the initial public  offering of shares,  June 17, 1998, through May 31, 1999.
(b) Not annualized.
(c) Absent fee waivers and expense  reimbursements by the Adviser,  the ratio of expenses to average net assets  would have been  2.05%(d),  1.73%,  1.95% and 2.54%(d) for the periods ended November 30, 2001,
    May 31, 2001,  2000 and 1999, respectively (Note 3).
(d) Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR           PERIOD
                                                 NOVEMBER 30,      ENDED           ENDED
                                                    2000           MAY 31,         MAY 31,
                                                 (UNAUDITED)       2001           2000(a)
---------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ......   $   10.99      $   12.16       $   10.00
                                                ---------      ---------       ---------
Income (loss) from investment operations:
  Net investment loss .......................       (0.02)         (0.05)          (0.08)
  Net realized and unrealized gains\
   (losses) on investments ..................       (0.66)          0.52            2.24
                                                ---------      ---------       ---------
Total from investment operations ............       (0.68)          0.47            2.16
                                                ---------      ---------       ---------
Less distributions:
  From net realized gains ...................        --            (1.64)           --
                                                ---------      ---------       ---------
Net asset value at end of period ............   $   10.31      $   10.99       $   12.16
                                                =========      =========       =========
Total return ................................    ( 6.19%)(b)        3.48%         21.60%(b)
                                                =========      =========       =========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) .........   $   2,656      $   2,943       $   2,598
                                                =========      =========       =========
Ratio of net expenses to average
net assets(c) ...............................       1.50%(d)       1.50%           1.50%(d)

Ratio of net investment loss to
average net assets ..........................      (0.32%)(d)     (0.45%)       ( 0.78%)(d)

Portfolio turnover rate .....................        168%(d)        173%            188%(d)

(a)  Represents the period from the initial public offering of shares, July 1, 1999, through May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.67%(d), 3.86% and 4.08%(d) for the periods ended November 30, 2001, May 31, 2001 and 2000, respectively (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR           PERIOD
                                                 NOVEMBER 30,      ENDED           ENDED
                                                    2001           MAY 31,        MAY 31,
                                                 (UNAUDITED)        2001          2000(a)
---------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ......   $   11.29      $   10.68       $   10.00
                                                ---------      ---------       ---------
Income (loss) from investment operations:
  Net investment income (loss) ..............       (0.02)          0.04           (0.03)
  Net realized and unrealized gains
   (losses) on investments ..................       (0.56)          1.62            0.71
                                                ---------      ---------       ---------
Total from investment operations ............       (0.58)          1.66            0.68
                                                ---------      ---------       ---------
Less distributions:
  From net investment income ................        --            (0.04)           --
  From net realized gains ...................        --            (1.01)           --
                                                ---------      ---------       ---------
Total distributions .........................        --            (1.05)           --
                                                ---------      ---------       ---------
Net asset value at end of period ............   $   10.71      $   11.29       $   10.68
                                                =========      =========       =========

Total return ................................    ( 5.14%)(b)      15.14%           6.80%(b)
                                                =========      =========       =========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) . .......   $   2,423      $   3,036       $   2,137
                                                =========      =========       =========
Ratio of net expenses to average
  net assets(c) .............................       1.50%(d)       1.50%           1.50%(d)

Ratio of net investment income
  (loss) to average net assets ..............     (0.33%)(d)       0.34%        ( 0.38%)(d)

Portfolio turnover rate .....................        290%(d)        983%            416%(d)

(a)  Represents the period from the initial public offering of shares, July 1, 1999, through
     May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.81%(d), 4.26% and 4.87%(d) for the periods ended
     November 30, 2001, May 31, 2001 and 2000, respectively (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
                                                 SIX MONTHS
                                                    ENDED          YEAR           PERIOD
                                                 NOVEMBER 30,      ENDED           ENDED
                                                     2001          MAY 31,        MAY 31,
                                                 (UNAUDITED)        2001          2000(a)
--------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT EACH PERIOD:
Net asset value at beginning of period ......   $   10.42      $   11.27       $   10.00
                                                ---------      ---------       ---------
Income (loss) from investment operations:
  Net investment income .....................        0.04           0.10            0.03
  Net realized and unrealized gains
    (losses) on investments .................       (0.29)          0.25            1.27
                                                ---------      ---------       ---------
Total from investment operations ............       (0.25)          0.35            1.30
                                                ---------      ---------       ---------
Less distributions:
  From net investment income ................       (0.04)         (0.10)          (0.03)
  From net realized gains ...................        --            (1.10)           --
                                                ---------      ---------       ---------
Total distributions .........................       (0.04)         (1.20)          (0.03)
                                                ---------      ---------       ---------
Net asset value at end of period ............   $   10.13      $   10.42       $   11.27
                                                =========      =========       =========
Total return ................................    ( 2.32%)(b)       2.92%          12.98%(b)
                                                =========      =========       =========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) .........   $   2,479      $   2,445       $   2,362
                                                =========      =========       =========
Ratio of net expenses to average
net assets(c) ...............................       1.50%(d)       1.50%           1.50%(d)

Ratio of net investment income
to average net assets .......................       0.87%(d)       0.95%           0.33%(d)

Portfolio turnover rate .....................        143%(d)        171%            200%(d)

(a)  Represents the period from the initial public offering of shares, July 1, 1999, through May 31, 2000.
(b)  Not annualized.
(c)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.93%(d), 4.38% and 4.23%(d) for the periods ended November 30, 2001, May 31, 2001 and 2000, respectively (Note 3).
(d)  Annualized.

See accompanying notes to financial statements.

ATALANTA/SOSNOFF MID CAP FUND
FINANCIAL HIGHLIGHTS
========================================================================================
                                                                             PERIOD
                                                                              ENDED
                                                                          NOVEMBER 30,
                                                                             2001(a)
                                                                           (UNAUDITED)
----------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD:

Net asset value at beginning of period.................................   $    10.00
                                                                           ---------
Income from investment operations:
   Net investment income...............................................         0.01
   Net realized and unrealized gains on investments....................         0.61
                                                                           ---------
Total from investment operations.......................................         0.62
                                                                           ---------
Net asset value at end of period.......................................   $    10.62
                                                                           =========

Total return...........................................................        6.20%(b)
                                                                           =========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's)....................................   $    2,147
                                                                           =========

Ratio of net expenses to average net assets(c) ........................        1.50%(d)

Ratio of net investment income to average net assets...................        0.34%(d)

Portfolio turnover rate................................................          20%(d)

(a)  Represents the period from the initial public offering of shares, July 2, 2001, through November 30, 2001.
(b)  Not annualized.
(c)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.95%(d) for the period ended
     November 30, 2001 (Note 3).
(d)  Annualized.


See accompanying notes to financial statements.

Atalanta/Sosnoff Fund
Portfolio of Investments
November 30, 2001 (Unaudited)
================================================================================
                                                                         MARKET
COMMON STOCKS-- 91.9%                                  SHARES            VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES-- 4.3%
Nextel Communications, Inc.* .....................     31,800     $      340,896
Sprint Corporation* ..............................     17,800            444,110
                                                                       ---------
                                                                         785,006
                                                                       ---------

CONSUMER CYCLICALS-- 9.4%
Home Depot, Inc. .................................     10,500            489,930
Lowes Companies, Inc. ............................     15,200            688,712
News Corp, LTD ...................................      9,400            246,092
Tiffany & Co. ....................................      9,900            285,120
                                                                       ---------
                                                                       1,709,854
                                                                       ---------
CONSUMER STAPLES-- 18.8%
Anheuser-Busch Companies, Inc. ...................      9,000            387,900
AOL Time Warner, Inc.* ...........................     24,800            865,520
Clear Channel Communications, Inc.* ..............      7,200            336,456
Gemstar - TV Guide International, Inc.* ..........     13,500            374,355
Liberty Media Corporation* .......................     17,800            234,070
Philip Morris Companies, Inc. ....................     12,200            575,474
Viacom, Inc. - Class B* ..........................     15,327            669,024
                                                                       ---------
                                                                       3,442,799
                                                                       ---------
FINANCIAL-- 15.6%
Ace LTD ..........................................     20,700            788,670
Citigroup, Inc. ..................................     19,180            918,722
Fannie Mae .......................................      4,100            322,260
Freddie Mac ......................................      5,000            330,850
RenaissanceRe Holdings LTD .......................      5,000            494,050
                                                                       ---------
                                                                       2,854,552
                                                                       ---------
HEALTHCARE-- 15.5%
American Home Products Corporation ...............      6,300            378,630
Johnson & Johnson ................................      9,800            570,850
Oxford Health Plans, Inc.* .......................     23,500            677,035
Tenet Healthcare Corporation .....................      4,700            282,000
Universal Health Services, Inc. - Class B* .......      6,500            272,415
Wellpoint Health Networks, Inc.* .................      5,500            648,450
                                                                       ---------
                                                                       2,829,380
                                                                       ---------
REAL ESTATE-- 1.3%
Equity Office Properties Trust ...................      7,700            229,460
                                                                       ---------

Atalanta/Sosnoff Fund
Portfolio of Investments (Continued)
================================================================================
                                                                         MARKET
COMMON STOCKS-- 91.9% (Continued)                  SHARES/$ PAR          VALUE
--------------------------------------------------------------------------------
TECHNOLOGY-- 26.1%
Cadence Design Systems, Inc.* ....................     15,000     $      357,750
Echostar Communications Corporation* .............     10,300            272,641
First Data Corporation ...........................      9,600            703,104
Genesis Microchip, Inc.* .........................      6,500            370,045
Juniper Networks, Inc.* ..........................     10,400            255,632
Microsoft Corporation* ...........................     16,200          1,040,202
Nokia Corporation - ADR ..........................     28,800            662,688
Taiwan Semiconductor - ADR* ......................     49,180            783,437
Veritas Software Corporation* ....................      8,500            330,565
                                                                       ---------
                                                                       4,776,064
                                                                       ---------
TRANSPORTATION-- 0.9%
Expeditors International of Washington, Inc. .....      3,400            170,034
                                                                       ---------

TOTAL COMMON STOCKS-- 91.9% (Cost $14,920,277)....                  $ 16,797,149
                                                                      ----------
CONVERTIBLE CORPORATE BONDS-- 0.5%
Sirius Satellite Radio Sub. Conv., 8.75%,
  due 09/29/09 (Cost $200,000)....................  $ 200,000     $       85,750
                                                                       ---------

U.S. GOVERNMENT OBLIGATIONS-- 2.7%
U.S. Treasury Bill, due 12/20/01
  (Cost $499,456).................................  $ 500,000     $      499,558
                                                                       ---------
CASH EQUIVALENTS-- 4.8%
First American Treasury Obligation Fund
  -- Class S (Cost $876,795)......................    876,795     $      876,795
                                                                       ---------
TOTAL INVESTMENT SECURITIES-- 99.9%
  (Cost $16,496,528)..............................                $   18,259,252
                                                                     -----------

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1%......                        17,527
                                                                       ---------

NET ASSETS-- 100.0% ..............................                $   18,276,779
                                                                     ===========

See accompanying notes to financial statements.

Atalanta/Sosnoff Focus Fund
Portfolio of Investments
November 30, 2001 (Unaudited)
================================================================================
                                                                        MARKET
COMMON STOCKS-- 94.9%                                  SHARES            VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES-- 2.4%
Sprint Corporation ...............................      2,600     $       64,870
                                                                       ---------
CONSUMER CYCLICALS-- 9.6%
Home Depot, Inc. .................................      1,500             69,990
Lowes Companies, Inc. ............................      2,200             99,682
News Corp, LTD ...................................      2,200             57,596
Tiffany & Co. ....................................      1,000             28,800
                                                                       ---------
                                                                         256,068
                                                                       ---------
CONSUMER STAPLES-- 15.9%
Anheuser-Busch Companies, Inc. ...................      1,200             51,720
AOL Time Warner, Inc.* ...........................      3,600            125,640
Clear Channel Communications, Inc.* ..............      1,600             74,768
Gemstar - TV Guide International, Inc. ...........      3,000             83,190
Viacom, Inc. - Class B* ..........................      2,000             87,300
                                                                       ---------
                                                                         422,618
                                                                       ---------
FINANCIAL-- 19.0%
Ace LTD* .........................................      3,100            118,110
Citigroup, Inc. ..................................      2,800            134,120
Fannie Mae .......................................        600             47,160
Freddie Mac ......................................        700             46,319
RenaissanceRe Holdings LTD .......................      1,600            158,096
                                                                       ---------
                                                                         503,805
                                                                       ---------
HEALTHCARE-- 16.1%
American Home Products Corporation ...............        900             54,090
Johnson & Johnson ................................      1,700             99,025
Oxford Health Plans, Inc.* .......................      2,000             57,620
Tenet Healthcare Corporation .....................        700             42,000
Universal Health Services, Inc. - Class B ........      1,900             79,629
Wellpoint Health Networks, Inc.* .................        800             94,320
                                                                       ---------
                                                                         426,684
                                                                       ---------
REAL ESTATE-- 1.7%
Equity Office Properties Trust ...................      1,500             44,700
                                                                       ---------
TECHNOLOGY-- 30.2%
Cadence Design Systems, Inc. .....................      2,100             50,085
Echostar Communications Corporation ..............      1,500             39,705
First Data Corporation ...........................      1,500            109,860
Genesis Microchip, Inc. ..........................      1,200             68,316
Juniper Networks, Inc. ...........................      2,600             63,908
Microsoft Corporation* ...........................      2,400            154,104
Nokia Corporation - ADR ..........................      4,500            103,545
Taiwan Semiconductor - ADR .......................     10,380            165,353
Veritas Software Corporation .....................      1,200             46,668
                                                                       ---------
                                                                         801,544
                                                                       ---------
TOTAL COMMON STOCKS-- 94.9% (Cost $2,270,218) ....                    $2,520,289
                                                                       ---------

Atalanta/Sosnoff Focus Fund
Portfolio of Investments (Continued)
================================================================================
                                                                        Market
CASH EQUIVALENTS -- 1.1%                               Shares           Value
--------------------------------------------------------------------------------
First American Treasury Obligation Fund-- Class S
(Cost $30,271) ...................................     30,271     $       30,271
                                                                       ---------

TOTAL INVESTMENT SECURITIES-- 96.0%
(Cost $2,300,489) ................................                $    2,550,560

OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.0% .....                       105,064
                                                                       ---------

NET ASSETS-- 100.0% ..............................                $    2,655,624
                                                                       =========
See accompanying notes to financial statements

Atalanta/Sosnoff Value Fund
Portfolio of Investments
November 30, 2001 (Unaudited)
================================================================================
                                                                         Market
COMMON STOCKS-- 90.6%                                 Shares             Value
--------------------------------------------------------------------------------
CAPITAL GOODS-- 2.2%
Republic Services, Inc.* .........................      3,000     $       51,750
                                                                       ---------

COMMUNICATION SERVICES-- 4.4%
Nextel Communications, Inc.* .....................      4,400             47,168
Sprint Corporation* ..............................      2,400             59,880
                                                                       ---------
                                                                         107,048
                                                                       ---------
CONSUMER CYCLICALS-- 1.8%
Federated Department Stores, Inc.* ...............      1,200             44,400
                                                                       ---------
CONSUMER STAPLES-- 18.0%
Anheuser-Busch Companies, Inc. ...................      2,000             86,200
AOL Time Warner, Inc.* ...........................      3,500            122,150
Clear Channel Communications, Inc.* ..............      1,500             70,095
Philip Morris Companies, Inc. ....................      1,600             75,472
Viacom, Inc. - Class B* ..........................      1,900             82,935
                                                                       ---------
                                                                         436,852
                                                                       ---------
FINANCIAL-- 17.4%
Ace LTD ..........................................      2,700            102,870
Citigroup, Inc. ..................................      1,600             76,640
Fannie Mae .......................................        600             47,160
Freddie Mac ......................................        700             46,319
RenaissanceRe Holdings LTD .......................      1,500            148,215
                                                                       ---------
                                                                         421,204
                                                                       ---------
HEALTHCARE-- 15.3%
American Home Products Corporation ...............        900             54,090
Johnson & Johnson ................................      1,300             75,725
Oxford Health Plans, Inc.* .......................      1,600             46,096
Tenet Healthcare Corporation .....................        600             36,000
Universal Health Services, Inc. - Class B* .......      1,800             75,438
Wellpoint Health Networks, Inc.* .................        700             82,530
                                                                       ---------
                                                                         369,879
                                                                       ---------
REAL ESTATE-- 4.8%
Crescent Real Estate Equities Company ............      4,300             74,820
Equity Office Properties Trust ...................      1,400             41,720
                                                                       ---------
                                                                         116,540
                                                                       ---------

Atalanta/Sosnoff Value Fund
Portfolio of Investments (Continued)
================================================================================
                                                                        Market
COMMON STOCKS-- 90.6% (Continued)                   Shares/$ Par         Value
--------------------------------------------------------------------------------
TECHNOLOGY-- 26.7%
Cadence Design Systems, Inc.* ....................      2,200     $       52,470
Echostar Communications Corporation* .............      1,400             37,058
First Data Corporation ...........................      1,400            102,536
International Business Machines Corporation ......        800             92,472
Microsoft Corporation* ...........................      2,300            147,683
Nokia Corporation - ADR ..........................      3,300             75,933
Taiwan Semiconductor - ADR* ......................      8,700            138,591
                                                                       ---------
                                                                         646,743
                                                                       ---------
TOTAL COMMON STOCKS-- 90.6% (Cost $2,038,562) ....                $    2,194,416
                                                                       ---------

U.S. GOVERNMENT OBLIGATIONS-- 4.1%
U.S. Treasury Bill, due 12/20/01 (Cost $99,891) ..  $ 100,000     $       99,912
                                                                       ---------

CASH EQUIVALENTS-- 5.3%
First American Treasury Obligation Fund--
Class S (Cost $128,110) ..........................    128,110     $      128,110
                                                                       ---------

TOTAL INVESTMENT SECURITIES-- 100.0%
(Cost $2,266,563) ................................                $    2,422,438

OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% .....                           285
                                                                       ---------

NET ASSETS-- 100.0% ..............................                $    2,422,723
                                                                       =========

See accompanying notes to financial statements.

Atalanta/Sosnoff Balanced Fund
Portfolio of Investments
November 30, 2001 (Unaudited)
================================================================================
                                                                         MARKET
COMMON STOCKS-- 75.5%                                   SHARES           VALUE
--------------------------------------------------------------------------------
COMMUNICATION SERVICES-- 3.7%
Nextel Communications, Inc.* .....................      4,400     $       47,168
Sprint Corporation* ..............................      1,800             44,910
                                                                       ---------
                                                                          92,078
                                                                       ---------
CONSUMER CYCLICALS-- 7.7%
Home Depot, Inc. .................................      1,200             55,992
Lowes Companies, Inc. ............................      1,800             81,558
News Corporation LTD - ADR .......................      1,100             28,798
Tiffany & Co. ....................................        800             23,040
                                                                       ---------
                                                                         189,388
                                                                       ---------
CONSUMER STAPLES-- 14.4%
Anheuser-Busch Companies, Inc. ...................      1,000             43,100
AOL Time Warner, Inc.* ...........................      3,100            108,190
Clear Channel Communications, Inc.* ..............        900             42,057
Gemstar - TV Guide International, Inc.* ..........      1,500             41,595
Philip Morris Companies, Inc. ....................        800             37,736
Viacom, Inc. - Class B* ..........................      1,900             82,935
                                                                       ---------
                                                                         355,613
                                                                       ---------
FINANCIAL-- 12.5%
Ace LTD ..........................................      2,000             76,200
Citigroup, Inc. ..................................      1,500             71,850
Fannie Mae .......................................        600             47,160
Freddie Mac ......................................        700             46,319
RenaissanceRe Holdings LTD .......................        700             69,167
                                                                       ---------
                                                                         310,696
                                                                       ---------
HEALTHCARE-- 12.2%
American Home Products Corporation ...............        900             54,090
Johnson & Johnson ................................        800             46,600
Oxford Health Plans, Inc.* .......................      2,000             57,620
Tenet Healthcare Corporation .....................        400             24,000
Universal Health Services, Inc. - Class B* .......        900             37,719
Wellpoint Health Networks, Inc.* .................        700             82,530
                                                                       ---------
                                                                         302,559
                                                                       ---------
REAL ESTATE-- 1.7%
Equity Office Properties Trust ...................      1,400             41,720
                                                                       ---------

TECHNOLOGY-- 23.3%
Cadence Design Systems, Inc.* ....................      2,000             47,700
Echostar Communications Corporation* .............      1,400             37,058
First Data Corporation ...........................      1,200             87,888
Juniper Networks, Inc.* ..........................      1,000             24,580
Microsoft Corporation* ...........................      2,300            147,683
Nokia Corporation - ADR ..........................      3,200             73,632
Taiwan Semiconductor - ADR* ......................      8,080            128,714
Veritas Software Corporation* ....................        800             31,112
                                                                       ---------
                                                                         578,367
                                                                       ---------
TOTAL COMMON STOCKS-- 75.5% (Cost $1,668,162) ....                $    1,870,421
                                                                       ---------

Atalanta/Sosnoff Balanced Fund
Portfolio of Investments (Continued)
================================================================================
                                                                        MARKET
MORTGAGE-BACKED SECURITIES-- 6.2%                  SHARES/$ PAR          VALUE
--------------------------------------------------------------------------------
GNMA, Pool #781238, 7.50%, due 12/15/23 ..........  $ 120,460     $      127,063
GNMA, Pool #781184, 8.00%, due 12/15/24 ..........     26,454             27,824
                                                                       ---------

TOTAL MORTGAGE-BACKED SECURITIES-- 6.2%
(Amortized Cost $152,546) ........................                $      154,887
                                                                       ---------

U.S. GOVERNMENT AGENCY SECURITIES-- 12.6%
FNMA, 6.25%, due 02/01/11
(Amortized Cost $306,887) ........................  $ 300,000     $      311,706
                                                                       ---------

CASH EQUIVALENTS -- 3.6%
First American Treasury Obligation Fund--
Class S (Cost $90,800) ...........................     90,800     $       90,800
                                                                       ---------

TOTAL INVESTMENT SECURITIES-- 97.9%
(Cost $2,218,395) ................................                    $2,427,814


OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.1% .....                        50,984
                                                                       ---------

NET ASSETS-- 100.0% ..............................                    $2,478,798
                                                                       =========


See accompanying notes to financial statements

Atalanta/Sosnoff Mid Cap Fund
Portfolio of Investments
November 30, 2001 (Unaudited)
================================================================================
                                                                         MARKET
COMMON STOCKS-- 72.4%                                   SHARES           VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS-- 0.9%
Instinet Group Corporation* ......................      2,100     $       18,375
                                                                       ---------

COMMUNICATION SERVICES-- 5.2%
Nextel Communications, Inc.* .....................      7,100             76,112
Time Warner Telecom, Inc. - Class A* .............      2,500             35,500
                                                                       ---------
                                                                         111,612
                                                                       ---------
CONSUMER CYCLICALS-- 3.7%
Federated Department Stores, Inc.* ...............      1,000             37,000
Iron Mountain, Inc.* .............................      1,000             43,300
                                                                       ---------
                                                                          80,300
                                                                       ---------
CONSUMER STAPLES-- 9.8%
Anchor Gaming* ...................................      1,200             73,080
Gemstar - TV Guide International, Inc.* ..........      2,400             66,552
Outback Steakhouse, Inc.* ........................      2,300             71,576
                                                                       ---------
                                                                         211,208
                                                                       ---------
FINANCIAL-- 13.8%
Ace LTD ..........................................      2,400             91,440
PMI Group, Inc. (The) ............................        900             56,835
RenaissanceRe Holdings LTD .......................      1,500            148,215
                                                                       ---------
                                                                         296,490
                                                                       ---------
HEALTHCARE-- 13.8%
Anthem, Inc.* ....................................      1,400             71,190
Oxford Health Plans, Inc.* .......................      3,700            106,597
Universal Health Services, Inc. - Class B* .......      2,000             83,820
Zimmer Holdings, Inc.* ...........................      1,100             35,486
                                                                       ---------
                                                                         297,093
                                                                       ---------
REAL ESTATE-- 2.9%
Crescent Real Estate Equities Company ............      3,600             62,640
                                                                       ---------
TECHNOLOGY-- 20.4%
Cadence Design Systems, Inc.* ....................      2,900             69,165
Genesis Microchip, Inc.* .........................      1,000             56,930
Juniper Networks, Inc.* ..........................      2,000             49,160
Mentor Graphics Corp.* ...........................      1,400             31,738
Taiwan Semiconductor - ADR* ......................     12,000            191,160
Veritas Software Corp.* ..........................      1,000             38,890
                                                                       ---------
                                                                         437,043
                                                                       ---------

Atalanta/Sosnoff Mid Cap Fund
Portfolio of Investments (Continued)
================================================================================
                                                                        MARKET
COMMON STOCKS-- 72.4% (Continued)                   SHARES/$ PAR         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION-- 1.9%
Expeditors International of Washington, Inc. .....        800     $       40,008
                                                                       ---------

TOTAL COMMON STOCKS-- 72.4%
  (Cost $1,372,053) ..............................                $    1,554,769
                                                                       ---------

U.S. GOVERNMENT OBLIGATIONS-- 23.3%
U.S. Treasury Bill, due 12/20/01
  (Cost $499,456).................................  $ 500,000     $      499,559
                                                                       ---------

CASH EQUIVALENTS-- 7.0%
First American Treasury Obligation Fund
- Class S (Cost $150,479) ........................    150,479     $      150,479
                                                                       ---------

TOTAL INVESTMENT SECURITIES-- 102.7%
(Cost $2,021,988) ................................                $    2,204,807

LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.7%) ...                      (57,551)
                                                                       ---------

NET ASSETS-- 100.0% ..............................                    $2,147,256
                                                                       =========

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2001 (UNAUDITED)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, the Atalanta/Sosnoff Balanced Fund and the Atalanta/Sosnoff Mid Cap Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Atalanta/Sosnoff Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 29, 1998. The Atalanta/Sosnoff Fund was capitalized on May 6, 1998 when Atalanta/Sosnoff Capital Corporation (Delaware) (the Adviser) purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Fund commenced on June 17, 1998. The public offering of shares of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund commenced on July 1, 1999, when the Adviser purchased the initial 200,000 shares of each Fund at $10 per share. The public offering of shares of the Atalanta/Sosnoff Mid Cap Fund commenced on July 2, 2001, when the Adviser purchased the initial 200,000 shares of the Fund at $10 per share. The Funds had no operations prior to the public offering of their respective shares except for the initial issuance of shares.

The Atalanta/Sosnoff Fund seeks long-term capital appreciation through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of approximately 30 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The  Atalanta/Sosnoff   Value  Fund  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The Atalanta/Sosnoff Balanced Fund seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

The Atalanta/Sosnoff Mid Cap Fund seeks long-term capital appreciation through equity investments in mid cap companies which the Adviser believes are entering into a period of accelerating earnings momentum.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

================================================================================
Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- For the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, and the Atalanta/Sosnoff Mid Cap Fund, dividends arising from net investment income, if any, are declared and paid annually to shareholders of each Fund. For the Atalanta/Sosnoff Balanced Fund, dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Atalanta/Sosnoff Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

================================================================================
The following information is based upon the federal income tax cost of the investment securities as of November 30, 2001:

============================================================================================================================
                                                                 ATALANTA/        ATALANTA/       ATALANTA/      ATALANTA/
                                                 ATALANTA/        SOSNOFF         SOSNOFF         SOSNOFF         SOSNOFF
                                                  SOSNOFF          FOCUS           VALUE          BALANCED        MID CAP
                                                    FUND           FUND             FUND            FUND            FUND
============================================================================================================================
Gross unrealized appreciation ..............   $  2,555,009    $    346,290    $    193,200    $    270,033    $    235,236
Gross unrealized depreciation ..............       (910,070)       (109,310)        (37,325)        (60,614)        (52,417)
                                               ------------    ------------    ------------    ------------    ------------

Net unrealized appreciation ................   $  1,644,939    $    236,980    $    155,875    $    209,419    $    182,819
                                               ============    ============    ============    ============    ============
Federal income tax cost ....................   $ 16,614,313    $  2,313,580    $  2,266,563    $  2,218,395    $  2,021,988
                                               ============    ============    ============    ============    ============
============================================================================================================================

The difference between the federal income tax cost and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

As of May 31, 2001, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Balanced Fund each had capital loss carryforwards for federal income tax purposes of $968,544, $94,531 and $111,883, respectively, which expire May 31, 2009. In addition, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Balanced Fund had net realized capital losses of $264,634, $41,663 and $31,634, respectively, during the period November 1, 2000 through May 31, 2001, which are treated for federal income tax purposes as arising during the Funds' tax years ending May 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing any such gains to shareholders.

2.  INVESTMENT TRANSACTIONS
Investment transactions, other than short-term investments, were as follows for the periods ended November 30, 2001:

=============================================================================================================================
                                                                 ATALANTA/        ATALANTA/       ATALANTA/       ATALANTA/
                                                 ATALANTA/       SOSNOFF          SOSNOFF         SOSNOFF         SOSNOFF
                                                  SOSNOFF         FOCUS            VALUE          BALANCED         MID CAP
                                                    FUND          FUND             FUND             FUND           FUND
=============================================================================================================================
Purchases of investment securities .........   $  8,438,915    $  1,982,754    $  3,231,810    $  1,619,370    $  1,513,407
Proceeds from sales of investment securities   $  9,730,025    $  2,147,861    $  3,925,984    $  1,640,922    $     79,651
=============================================================================================================================

3.  TRANSACTIONS WITH AFFILIATES
The Chairman and President of the Trust is also Executive Vice President of the Adviser and the President and Chief Executive Officer of Atalanta/Sosnoff Management Corporation (the Distributor), the principal underwriter for each Fund and exclusive agent for the distribution of Fund shares. The Vice President of the Trust is also Vice President of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

================================================================================
INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund. Beginning July 1, 2002, the base management fee of 0.75% may be increased or decreased by 0.25% if a Fund outperforms or underperforms its relevant benchmark by at least 2.00%.

The Adviser currently intends to voluntarily waive its investment advisory fees and reimburse the Funds for expenses incurred to the extent necessary to limit total operating expenses of each Fund to a maximum level of 1.50% of each Fund's average daily net assets. Accordingly, during the period ended November 30, 2001, the Adviser waived investment advisory fees of $49,530 for the Atalanta/Sosnoff Fund, waived all of its investment advisory fees of $9,748 and reimbursed $31,461 of other operating expenses for the Atalanta/Sosnoff Focus Fund, waived all of its investment advisory fees of $9,283 and reimbursed $31,634 of other operating expenses for the Atalanta/Sosnoff Value Fund, waived all of its investment advisory fees of $8,825 and reimbursed $31,591 of other operating expenses for the Atalanta/Sosnoff Balanced Fund and waived all of its investment advisory fees of $6,104 and reimbursed $14,073 of other operating expenses for the Atalanta/Sosnoff Mid Cap Fund.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement effective July 23, 2001, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Trust's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.75% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $6,000 minimum monthly fee for the Trust.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting  Services  Agreement  effective  July 23, 2001,
Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,000 per month from each Fund plus an asset-based fee computed as a percentage of each Fund's average net assets. In addition, each Fund reimburses Ultimus for out-of-pocket expenses related to the pricing of each Fund's portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement effective July 23, 2001, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $18 per shareholder account from each Fund, subject to a $1,500 minimum monthly fee for each Fund, except if a Fund has less than 25 shareholders, the monthly fee is reduced to $1,000 and if a Fund has less than 100 shareholders but more than 25, the monthly fee is reduced to $1,250. In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.



30
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
PRIOR SERVICE AGREEMENTS
Prior to July 23, 2001, administrative services, fund accounting services and transfer agent services were provided to the Trust by Integrated Fund Services, Inc. ("IFS"). Pursuant to the terms of an Administration Agreement with the Trust, IFS received a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee for each Fund. Pursuant to an Accounting Services Agreement between the Trust and IFS, IFS received a monthly fee of $2,000 from each Fund. Pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS received for its services a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund.

SERVICE PLAN
The Trust has adopted a Service Plan (the Plan) under which each Fund compensates the Distributor for services related to the distribution and promotion of Fund shares. Each Fund pays the Distributor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund. During the periods ended November 30, 2001, the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, the Atalanta/Sosnoff Balanced Fund and the Atalanta/Sosnoff Mid Cap Fund incurred expenses of $1,216, $984, $284, $1,672 and $627, respectively, under the Plan.

4. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS HELD ON JUNE 27, 2001
On June 27, 2001, a Special Meeting of Shareholders of the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund was held to vote on a new investment advisory agreement between the Funds and the Adviser. The total number of shares of the Funds present by proxy represented 81.3% of the shares entitled to vote at the meeting. The new investment advisory agreement submitted to shareholders was approved.

The results of the voting for or against the new investment advisory agreement was as follows:
                                                         Shares
                                      ------------------------------------------
                                         For             Against        Abstain
                                         ---             -------        -------
Atalanta/Sosnoff Fund                 1,165,781         61,052             0
Atalanta/Sosnoff Focus Fund             233,634              0             0
Atalanta/Sosnoff Value Fund             230,516              0             0
Atalanta/Sosnoff Balanced Fund          224,873              0             0



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                        ATALANTA/SOSNOFF INVESTMENT TRUST
                   101 Park Avenue o New York, New York 10178
                       toll free 1-877-SOSNOFF (767-6633)
                        website o www.atalantasosnoff.com
                       e-mail o asfund@atalantasosnoff.com

                                BOARD OF TRUSTEES
                                Howard A. Drucker
                                Anthony G. Miller
                                 Toni E. Sosnoff
                                Irving L. Straus
                                 Aida L. Wilder

                               INVESTMENT ADVISER
                    Atalanta/Sosnoff Capital Corp. (Delaware)
                   101 Park Avenue o New York, New York 10178
                                  212-867-5000

                                   DISTRIBUTOR
                     Atalanta/Sosnoff Management Corporation
                   101 Park Avenue o New York, New York 10178

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                  P.O. Box 46707 o Cincinnati, Ohio 45246-0707

                              SHAREHOLDER SERVICES
                      Nationwide: (Toll-Free) 1-877-SOSNOFF
                                              1-877-767-6633



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